FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2022
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total
Marketable securities	$78,066	$78,066	$—	$—
Financial investments	—	—	16,500	16,500
Financial assets related to foreign currency derivative hedging contracts	(5,143)	(5,143)	—	—

Total financial net assets as of December 31, 2022	$72,923	$72,923	$16,500	$16,500

	December 31, 2021
	Fair value measurements
	using input type
	Level 2	Total

Marketable securities	$89,976	$89,976
Financial assets related to foreign currency derivative hedging contracts	812	812

Total financial net assets as of December 31, 2021	$90,788	$90,788

Schedule of investments in certain funds that calculate net asset value per unit at fair value on a recurring basis

	December 31, 2021
	Fair value measurements
	using input type
	Level 2	Total

Marketable securities	$89,976	$89,976
Financial assets related to foreign currency derivative hedging contracts	812	812

Total financial net assets as of December 31, 2021	$90,788	$90,788